Loans and line of credit	12 Months Ended
Dec. 31, 2019
Line of Credit Facility [Abstract]
Loans and line of credit

Share Subscription Facility with GEM LLC

On January 19, 2016 the Group closed a Share Subscription Facility (“the GEM Facility”) with GEM LLC, (Global Equity Markets, “GEM”), which is a CHF 60 million facility over 5 years and allows the Group to draw down funds at its option in exchange for WIHN class B shares. The mechanics of the deal allow for a drawdown essentially 18 times in a year, the amount being in a range related to the trading volume and price of the WIHN class B share trading on the Swiss SIX Stock Exchange. The drawdown amount is based on 90% of the average closing price of the last 15 trading days multiplied by 1,000% of the average volume of the last 15 trading days. GEM can then elect to purchase between 50% and 200% of this figure.

The instrument was assessed under ASC 815 as an equity instrument. The drawdowns were reflected as increases in Common Share Capital with an increase in the value of common stock issued and the difference between the nominal value of the shares and the funds received being recorded against Additional Paid-In Capital ("APIC").

In 2017, WISeKey made three drawdowns for a total of CHF 3,905,355 in exchange for a total of 825,000 WIHN class B shares issued out of authorized share capital.

There were no drawdowns made in 2018, nor in 2019.

Therefore, as at December 31, 2019 the outstanding facility available is CHF 56,094,645.

Acquisition line of credit agreement with ExWorks Capital Fund I, L.P

On January 16, 2017 the Group signed an acquisition line of credit agreement with ExWorks Capital Fund I, L.P. (the “ExWorks Line of Credit”) headquartered in the USA, is an international, import and export finance company that offers financing solutions to businesses utilizing its own capital as well as by leveraging its Delegated Authority granted by both the SBA and ExIm Bank. A first amendment was subsequently signed on February 06, 2017, a second amendment on March 31, 2017, a third amendment on July 21, 2017, a fourth amendment on August 10, 2017, a fifth amendment on September 19, 2017, a sixth amendment on February 5, 2018, a seventh amendment on March 30, 2018, an eighth amendment on June 20, 2018, a ninth amendment on July 24, 2018, a tenth amendment on August 17, 2018, and an eleventh amendment on September 27, 2018.

As of December 31, 2018, under the ExWorks Line of Credit as amended, the Group may borrow up to USD 22,646,437, including a loan of up to USD 4,000,000 to support the launch of WISeKey's WISeCoin setup. Borrowings under the ExWorks Line of Credit bear interest payable monthly at 1%. The maturity date of the arrangement is January 16, 2020 with an option to extend maturity to January 16, 2021 for a fee equal to 12% of the outstanding loan at the time WISeKey exercises the extension option. Under current terms, ExWorks can elect to have part of or all of the principal loan amount and interests paid either in cash or in WIHN class B shares at a conversion price of USD 4.74 per share.

Under the terms of the ExWorks Line of Credit, the Group is required to not enter into agreements that would result in restriction on liens, reserved restriction on indebtedness, mergers, consolidations, organizational changes except with an affiliate, contingent and third party liabilities, any substantial change in the nature of its business, restricted payments, insider transactions, certain debt payments, certain agreements, negative pledge or asset transfer other than sale of assets in the ordinary course of business. Furthermore, the Group is required to maintain its existence and pay all taxes and other liabilities, provide ExWorks with periodical accounting reports and the detail of any material litigation, comply with applicable laws, meet the financial covenants set in the line of credit agreement in terms of average cash on hand and minimum ending cash on hand. The Group has complied with the line of credit covenants in the 12 months to December 31, 2018.

As at December 31, 2018, borrowings under the ExWorks Line of Credit are secured by (i) the grant of options to ExWorks exercisable for up to 1,075,000 WIHN class B registered shares, par value CHF 0.05, at an exercise price of CHF 3.15; (ii) 100% of the shares in QuoVadis Trustlink Schweiz AG; (iii) any cash bank account of the Group held in Switzerland; (iv) 100% of the shares in WISeKey USA; (v) 100% of the shares in WISeKey Singapore; (vi) 100% of the shares held by the Group in WISeKey SAARC Ltd; and (vii) all shares owned by WISeKey (Bermuda) Holding Ltd in each of its subsidiaries.

The ExWorks Line of Credit can be up-sized / syndicated at the same terms for up to an additional USD 10,000,000 by way of adding co-lender(s) or selling a participation interest.

The line of credit was initially recognized as a revolving credit falling under ASC 480, and, in line with ASU 2015-15 the commitment fee and debt issuance costs totaling USD 3,165,880 were capitalized as deferred charges to be amortized over the duration of the contract. These deferred charges included the fair value of an option agreement signed by both parties on February 06, 2017, granting ExWorks the option to acquire up to 1,075,000 WIHN class B shares at an exercise price of CHF 3.15, exercisable in a maximum of four separate exercises, between June 28, 2017 and February 06, 2020. The option agreement exercisable for up to 1,075,000 WIHN class B shares was fair valued at grant for an amount of USD 2,173,395 using the Black-Scholes model and the market price of WIHN class B shares on the date of grant, February 06, 2017, of CHF 4.04. The option agreement was assessed as equity instrument. The credit entry from the recognition of the option agreement fair value was booked in APIC.

However, the fifth amendment on September 19, 2017 introduced an option to convert payments of the full or partial amounts of principal loan, interests and fees in WIHN class B shares. The introduction of the conversion option was assessed to be a substantial modification of terms for the existing contract and therefore, in line with ASC 470-50-40-6, was accounted for like an extinguishment. As a result, all fees and debt issuance costs, including the option agreement, previously capitalized were fully amortized into the income statement in 2017, the old debt was written off, and the new debt was accounted for at fair value. This gave rise to a USD 6,511,421 loss on extinguishment in 2017 made up of total amendment fees of USD 700,000, the unamortized portion of the commitment fee and debt issuance costs totaling USD 2,199,502 (of which USD 1,467,746 related to the option agreement), and the fair value of the conversion option introduced for USD 4,087,519 calculated using the Black-Scholes model and the market price of WIHN class B shares as at the date of the fifth amendment of CHF 4.10 (USD 4.26 at historical rate).

As at December 31, 2017, there were no unamortized debt discount/premium or debt issuance costs. The conversion option was assessed as an equity instrument which did not require bifurcation from its debt host. The credit entry from the recognition of the conversion option fair value was booked in APIC.

The sixth amendment signed on February 05, 2018 extended maturity of the loans to January 16, 2020 (instead of January 15, 2019), reduced the monthly interest rate to 1% (instead of 1.5%), and introduced a clause whereby cash repayments are restricted in time. The amendment fee was USD 1,890,000.

The seventh amendment signed on March 30, 2018, granted an extension of USD 4m to the maximum loan amount to be used for “Other Approved Business Purpose”. The amendment fee was USD 400,000. As at December 31, 2018 WISeKey has drawn USD 3,995,575 from this extended facility to fund the creation of WISeCoin AG.

Both the sixth and seventh amendments were analyzed as debt modification and accounted for under ASC 470-50-40-14. Total debt issue costs of USD 2,290,000 were recorded as debt discounts and amortized over the duration of the credit line.

The eighth, ninth and tenth amendments did not give rise to any debt modification or debt extinguishment accounting.

With the eleventh amendment on September 27, 2018 ExWorks removed liens on some intellectual property of the Group in exchange for WISeKey purchasing from ExWorks a 22% warrant in Tarmin (see note 19) for a total purchase price of USD 7,000,000 made up of a USD 3,000,000 cash payment made on October 05, 2018 and a USD 4,000,000 promissory note payable on March 31, 2019. The amendment fee was USD 250,000. The Tarmin Warrant was assessed as an equity investment without a readily determinable fair value and we elected the measurement at cost less impairment, adjusted for observable price changes for identical or similar investments of the same issuer as permitted by ASU 2016-01. As such, the Tarmin Warrant was initially recognized on the balance sheet at USD 7,000,000.

In line with ASC 470-50, we compared the present value of the new debt per the eleventh amendment to the present value of the old debt under the tenth amendment and concluded that the difference was below the 10% threshold. The eleventh amendment was analyzed as a debt modification and accounted for under ASC 470-50-40-14. Total debt issue costs of USD 2,540,000 were recorded as debt discounts and amortized over the duration of the credit line.

As at December 31, 2018, outstanding borrowings were USD 22,642,012 and unamortized debt discount USD 1,375,374.

On January 16, 2019, WISeKey repaid in cash all outstanding amounts: USD 22,618,226 of principal, USD 120,654 of accrued interests, and USD 2,595,000 of accrued fees.

For the period starting January 01, 2019 to January 16, 2019, WISeKey recorded a total debt amortization charge of USD 49,822. Therefore the unamortized debt discount as at January 16, 2019 amounted to USD 1,325,552.

The repayment of the loan was assessed as a debt extinguishment in line with ASC 405-20-40-1. As a result, the unamortized debt discount of USD 1,325,552 was expensed as loss on debt extinguishment in the income statement. Because most of the principal loan balance related to the acquisition credit line for the purchase of QuoVadis in 2017, and in application of ASC 205-20-45-6 to 205-20-45-8 after the signature of the SPA to sell QuoVadis, WISeKey further elected to apply ASC 205-20-45-8 and to allocate interest to the discontinued operations based on the debt that can be identified as specifically attributed to the operations of QuoVadis. As a result USD 1,092,783 out of the USD 1,325,552 total loss on debt extinguishment was recorded under discontinued operations and presented as a separate line item in the income / (loss) on discontinued operations presented in Note 37. The remaining USD 232,769 loss on debt extinguishment attributable to continuing operations is showing as a separate line item on the face of the income statement.

Standby Equity Distribution Agreement with YA II PN, Ltd.

On February 08, 2018 WISeKey entered into a Standby Equity Distribution Agreement (“SEDA”) with YA II PN, Ltd., a fund managed by Yorkville Advisors Global, LLC (“Yorkville”). Under the terms of the SEDA as amended, Yorkville has committed to provide WISeKey, upon a drawdown request by WISeKey, up to CHF 50,000,000 in equity financing over a three-year period ending March 01, 2021. Provided that a sufficient number of class B shares is provided through share lending, WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the class B shares are issued out of authorized share capital) or purchase (if the class B shares are delivered out of treasury) class B shares worth up to CHF 5,000,000 by drawdown, subject to certain exceptions and limitations (including the exception that a drawdown request by WISeKey shall in no event cause the aggregate number of class B shares held by Yorkville to meet or exceed 4.99% of the total number of shares registered with the commercial register of the Canton of Zug). The purchase price will be 93% of the relevant market price at the time of the drawdown, determined by reference to a five-day trading period following the draw down request by WISeKey.

The instrument was assessed under ASC 815 as an equity instrument. WISeKey paid a one-time commitment fee of CHF 500,000 (USD 524,231 at historical rate) on April 24, 2018 in 100,000 WIHN class B shares. In line with ASU 2015-15 the commitment fee was capitalized as deferred charges to be amortized over the duration of the contract as a reduction of equity.

In 2018, WISeKey made 4 drawdowns for a total of CHF 1,749,992 (USD 1,755,378 at historical rate) in exchange for a total of 540,539 WIHN class B shares issued out of authorized share capital or treasury share capital.

In 2019, WISeKey made the following drawdowns:

-	On January 08, 2019 one drawdown for CHF 250,000 (USD 245,125 at historical rate) in exchange for 97,125 WIHN class B shares issued out of treasury share capital.

-	On August 15, 2019 one drawdown for CHF 250,000 (USD 256,187 at historical rate) in exchange for 120,250 WIHN class B shares issued out of treasury share capital.

-	On September 17, 2019 one drawdown for CHF 199,999 (USD 202,520 at historical rate) in exchange for 84,281 WIHN class B shares issued out of treasury share capital.

-	On October 10, 2019 one drawdown for CHF 249,999 (USD 249,999 at historical rate) in exchange for 111,012 WIHN class B shares issued out of treasury share capital.

-	On November 07, 2019 one drawdown for CHF 157,933 (USD 157,933 at historical rate) in exchange for 78,146 WIHN class B shares issued out of treasury share capital.

The amortization charge for the capitalized fee recognized in APIC amounted to USD 183,631 for the year to December 31, 2019 and the remaining deferred charge balance was USD 214,322 made up of USD 184,134 current and USD 30,188 noncurrent.

As at December 31, 2019 the outstanding equity financing available was CHF 47,142,077.

Facility Agreement with YA II PN, Ltd.

On September 28, 2018 WISeKey entered into short-term Facility Agreement (the “Yorkville Loan”) with Yorkville to borrow USD 3,500,000 repayable by May 01, 2019 in monthly cash instalments starting in November 2018. The loan bears an interest rate of 4% per annum payable monthly in arrears. A fee of USD 140,000 and debt issuance costs of USD 20,000 paid at inception.

The debt instrument was assessed as a term debt. A discount of USD 160,000 was recorded at inception and will be amortized using the effective interest method over the life of the debt.

The remaining loan balance at December 31, 2018 was USD 2,717,773 including unamortized debt discount of USD 57,007.

The discount amortization expense recorded for the period to December 31, 2018 was USD 102,993.

In the period to December 31, 2018, WISeKey repaid USD 725,220 of the principal loan amount in cash.

On June 27, 2019, WISeKey entered into a Convertible Loan Agreement (the “Yorkville Convertible Loan”) with Yorkville to borrow USD 3,500,000 repayable by August 01, 2020 in monthly instalments starting in August 01, 2019 either in cash or in WIHN class B Shares. The loan bears an interest rate of 6% per annum payable monthly in arrears. Total fees of USD 160,000 were paid at inception.

The conversion option into WIHN Class B shares is exercisable at the election of Yorkville and may be exercised at each monthly repayment date, covering any amount outstanding, be it principal and/or accrued interests. The initial exercise price is set at CHF 3.00 per WIHN class B Share but may be adjusted as a result of specific events so as to prevent any dissolution effect. The events triggering anti-dissolution adjustments are: (a) increase of capital by means of capitalization of reserves, profits or premiums by distribution of WIHN Shares, or division or consolidation of WIHN Shares, (b) issue of WIHN shares or other securities by way of conferring subscription or purchase rights, (c) spin-offs and capital distributions other than dividends, and (d) dividends.

At the date of inception of the Yorkville Convertible Loan, on June 27, 2019, an unpaid balance of USD 500,000 remained on the Yorkville Loan. There was no unamortized debt discount on the Yorkville Loan as it was amortized in accordance with the planned repayment schedule, i.e. by May 01, 2019.

In line with ASC 470-50, we compared the present value of the new debt (the Yorkville Convertible Loan) to the present value of the old debt (the Yorkville Loan) using the net method and concluded that the difference was below the 10% threshold. Therefore the Yorkville Convertible Loan was analyzed as a debt modification and accounted for under ASC 470-50-40-14.

In line with ASU 2014-16, the convertible note was assessed as a hybrid instrument, being a debt instrument with an equity-linked component (the conversion option). Per ASC 815-10, the embedded conversion option met the definition of a derivative and was accounted for separately, thereby creating a debt discount.

The derivative liability component (the conversion option) was fair valued using a binomial lattice model, building in quoted market prices of WIHN class B shares, and inputs such as time value of money, volatility, and risk-free interest rates. It was valued at inception at USD 257,435, and was allocated between current and noncurrent on a prorata temporis basis according to the monthly repayment schedule. The derivative component will be revalued at fair value at each reporting date in line with ASC 815-15-30-1.

On the date of the agreement, WISeKey signed an option agreement granting Yorkville the option to acquire up to 500,000 WIHN class B shares at an exercise price of CHF 3.00, exercisable between June 27, 2019 and June 27, 2022. In order to prevent any dissolution effect, the exercise price may be adjusted as a result of the same specific events listed above as adjustments to the conversion price of the principal amount. In line with ASC 470-20-25-2, the proceeds from the convertible debt with a detachable warrant was allocated to the two elements based on the relative fair values of the debt instrument net of the warrant and the embedded conversion separated out on the one side, and the warrant at time of issuance on the other side. The option agreement was assessed as an equity instrument and was fair valued at grant for an amount of USD 373,574 using the Black-Scholes model and the market price of WIHN class B shares on the date of grant, June 27, 2019, of CH 2.35. The fair value of the debt was calculated using the discounted cash flow method as USD 3,635,638. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the option agreement created a debt discount on the debt host in the amount of USD 326,126, and the credit entry was booked in APIC.

As a result of the above accounting entries, the total debt discount recorded at inception was USD 743,561, made up of USD 160,000 fees to Yorkville, USD 257,435 from the bifurcation of the embedded conversion option into derivative liabilities, and USD 326,126 from the recognition of the warrant agreement.

As at December 31, 2019, WISeKey had repaid USD 1,162,607 and the principal amount outstanding was USD 2,337,393 with an unamortized debt discount of USD 275,296.

For the year 2019, the Group recorded in the income statement a net debt discount amortization expense of USD 468,265.

Convertible Loan with Crede CG III, Ltd

On September 28, 2018 the Group closed a Convertible Loan Agreement (the “Crede Convertible Loan”) with Crede CG III (“Crede”), Ltd for an amount of USD 3,000,000. The funds were made available on October 31, 2018. The loan bears a 10% p.a. interest rate, payable in arrears on a quarterly basis starting December 31, 2018, and is repayable in WIHN class B Shares any time between November 30, 2018 and the maturity date of September 28, 2020, at Crede’s election. Accrued interests are payable, at WISeKey’s sole election, either in cash or in WIHN class B Shares. The conversion price applicable to the prepayment of the principal amount or accrued interest is calculated as 93% of the average of the 2 lowest daily volume-weighted average prices quoted on the SIX Stock Exchange during the 10 Trading Days immediately preceding the relevant conversion date or interest payment date respectively, disregarding any day on which Crede (or its Affiliates or related party) has effected any trade, converted into USD at the exchange rate reported by Bloomberg at 9 a.m. Swiss time on the relevant conversion date or interest payment date. As at December 31, 2018 the full amount of USD 3 million remained outstanding and accrued interest of USD 50,833 were recognized in the income statement.

Due to Crede’s option to convert the loan in part or in full at any time before maturity, the Crede Convertible Loan was assessed as a share-settled debt instrument with an embedded put option. Because the value that Crede will receive at settlement does not vary with the value of the shares, the settlement provision is not considered a conversion option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the Crede Convertible Loan was accounted for as a liability measured at fair value using the discounted cash flow method at inception.

On the date of the agreement, WISeKey signed an option agreement granting Crede the option to acquire up to 408,247 WIHN class B shares at an exercise price of CHF 3.84, exercisable between October 31, 2018 and October 29, 2021. Per the option agreement’s term, the date of grant under US GAAP is October 29, 2018 upon issuance of a Tax Ruling from the Swiss Federal Tax Administration and the Zug tax authority. In line with ASC 470-20-25-2, the proceeds from the convertible debt with a detachable warrant was allocated to the two elements based on the relative fair values of the debt instrument without the warrant and of the warrant at time of issuance. The option agreement was assessed as an equity instrument and was fair valued at grant for an amount of USD 408,056 using the Black-Scholes model and the market price of WIHN class B shares on the date of grant, October 29, 2018, of CH 3.06. The fair value of the debt was calculated using the discounted cash flow method as USD 2,920,556. Applying the relative fair value method per ASC 470-20-25-2, the recognition of the option agreement created a debt discount on the debt host in the amount of USD 367,771, and the credit entry was booked in APIC.

In 2019, Crede issued six exercise notices, resulting in the following conversions:

-	On January 03, 2019 for 30,000 WHIN class B shares delivered on January 08, 2019 for a conversion of USD 73,559.

-	On January 15, 2019 for 100,000 WHIN class B shares delivered on January 17, 2019 for a conversion of USD 265,099.
-	On February 19, 2019 for 100,000 WHIN class B shares delivered on February 26, 2019 for a conversion of USD 279,525.

-	On June 24, 2019 for 100,000 WHIN class B shares delivered on July 01, 2019 for a conversion of USD 208,755.

-	On September 03, 2019 for 300,000 WHIN class B shares delivered on September 09, 2019 for a conversion of USD 640,934.

-	On December 03, 2019 for 150,000 WHIN class B shares delivered on December 09, 2019 for a conversion of USD 303,228.

As at December 31, 2019, the principal amount outstanding was USD 1,228,899, and the unamortized debt discount USD 64,971.

For the year 2019, the Group recorded in the income statement a net debt discount amortization expense of USD 114,103. In line with ASC 470-20-50-5, as at December 31,2019, the amount by which the instrument’s if-converted value exceeds its principal amount is USD 318,270.

Credit Agreement with ExWorks Capital Fund I, L.P

On April 04, 2019 WISeCoin AG (“WISeCoin”), an affiliate of the Company, signed a credit agreement with ExWorks. Under this credit agreement, WISeCoin was granted a USD 4,000,000 term loan and may add up to USD 80,000 accrued interest to the loan principal, hence a maximum loan amount of USD 4,080,000. The loan bears an interest rate of 10% p.a. payable monthly in arrears. The maturity date of the arrangement is April 04, 2020 therefore all outstanding balances are classified as current liabilities in the balance sheet. ExWorks can elect to have part of or all of the principal loan amount and interests paid either in cash or in WISeCoin Security Tokens (the “WCN Token”) as may be issued by WISeCoin from time to time. As at June 30, 2019, the conversion price is set at CHF 12.42 per WCN Token based on a non-legally binding term sheet.

Under the terms of the credit agreement, WISeCoin is required to not enter into agreements that would result in liens on property, assets or controlled subsidiaries, in indebtedness other than the exceptions listed in the credit agreement, in mergers, consolidations, organizational changes except with an affiliate, contingent and third party liabilities, any substantial change in the nature of its business, restricted payments, insider transactions, certain debt payments, certain agreements, negative pledge, asset transfer other than sale of assets in the ordinary course of business, or holding or acquiring shares and/or quotas in another person other than WISeCoin R&D. Furthermore, WISeCoin is required to maintain its existence, pay all taxes and other liabilities.

Borrowings under the line of credit are secured by first ranking security interests on all material assets and personal property of WISeCoin, and a pledge over the shares in WISeCoin representing 90% of the capital held by the Company. Under certain circumstances, additional security may be granted over the intellectual property rights of WISeCoin and WISeCoin R&D, and the shares held by WISeCoin in WISeCoin R&D.

Total debt issue costs of USD 160,000 were recorded as debt discount and amortized over the duration of the loan.

In the year 2019, WISeKey recorded a total debt discount amortization charge of USD 151,343 and an unamortized debt discount of USD 8,657 remained as at December 31, 2019.

As at December 31, 2019, outstanding borrowings were USD 4,030,129.

Credit Agreement with Long State Investment Limited

On December 16, 2019, WISeKey entered into a Convertible Term Loan Facility Agreement (the “LSI Convertible Facility”) with Long State Investment Limited (“LSI“), a Hong Kong-based investment company, to borrow up to CHF 30 million. Under the terms of the LSI Convertible Facility, WISeKey will be able to drawdown individual term loans of up to CHF 500,000 or, if so agreed between the parties, up to CHF 2.5 million at an interest rate of 1.5% p.a., up to an aggregate amount of CHF 30 million over a commitment period of 24 months. LSI will have the right to convert a drawdown tranche into WIHN class B shares or, if so agreed among the parties and permitted by law, into American Depositary Shares (“ADSs”) representing WIHN class B shares, within a period of 21 SIX trading days after each individual drawdown at 95% of the higher of (i) the then prevailing market rate and (ii) the minimum conversion price of CHF 1.80. Any term loan not converted by LSI initially will automatically convert into WIHN class B shares, or ADSs, 20 SIX trading days before the expiration of the commitment period at the applicable conversion price. Under certain circumstances, interest payments may be “paid in kind” by capitalizing such interest and adding to it the aggregate principal balance of the loan outstanding.

Under the arrangement, WISeKey and LSI plan to establish a Joint Venture in Hong Kong in the first quarter of 2020 to focus on business opportunities in Asia. A memorandum of understanding has been executed between WISeKey and LSI to that effect.

Due to LSI’s option to convert the loan in part at each drawdown before maturity, the LSI Convertible Facility was assessed as a debt instrument with an embedded put option. We assessed the put option under ASC 815 and concluded that it is clearly and closely related to its debt host and therefore did not require bifurcation. Per ASC 480-10-25, the LSI Convertible Facility will be accounted for as a liability measured at fair value using the discounted cash flow method for each term loan (corresponding to each drawdown).

As at December 31, 2019, debt issue costs corresponding to CHF 22,230 in legal fees were recorded in the income statement by WISeKey to execute the LSI Convertible Facility. Also, per the terms of the LSI Convertible Facility, WISeKey owes LSI a CHF 10,000 expense allowance and a commitment fee payable in 400,000 WIHN class B shares, which were not yet settled as at December 31, 2019 and are expected to be settled in January 2020. The debt issue costs and commitment fee will be recorded as a debt discount proportionately to each drawdown. However, as at December 31, 2019, WISeKey had not yet drawn down on the LSI Convertible Facility, therefore, in application of ASC 340-10-S99-1, WISeKey accounted for the debt issue costs of CHF 22,230 as a deferred asset to be amortized on a straight-line basis over the access period of the LSI Convertible Facility.

As at December 31, 2019 the outstanding LSI Convertible Facility available was CHF 30 million.